Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
Historically, annual equity grants to eligible employees were issued in the form of stock options. Beginning in September 2021, we commenced the grant of RSUs, in addition to stock options. All of the equity awards we granted during 2024, and all of the equity awards granted thus far in 2025, were granted in the form of RSUs. We do not anticipate issuing stock options for the foreseeable future, although the committee retains the right to do so in its discretion.
Our typical practice is to grant annual equity awards to all eligible employees, including our named executive officers, in February or March of each year. While equity awards are not granted on a pre-determined schedule, committee meeting dates are generally scheduled at least one year in advance. Promotion or new-hire awards are granted throughout the year on an as-needed basis.
All equity awards approved by the committee are issued during “open windows” under our Insider Trading Compliance Policy, and otherwise at a time when we are not in possession of material non-public information (“MNPI”). The committee will initially approve a fixed dollar value of awards (as opposed to a fixed number of underlying shares), and the number of shares underlying the awards is determined based on the closing price of our common stock on the Nasdaq Stock Market on the grant date, which is the first trading day on or following the date of approval of the equity awards by the committee during which the Company is in an “open window.”
No off-cycle equity awards were granted to any of our named executive officers during 2024. We do not schedule the grant of our equity awards in anticipation of the release of MNPI, nor do we time the release of MNPI based on actual or anticipated equity grant dates. Furthermore, we do not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.
During 2024, no grants were made to any of our named executive officers in the period beginning four business days before (i) the filing of a Form 10-Q or Form 10-K, or (ii) the filing or furnishing of a Form 8-K that discloses MNPI, and ending one business day after the filing or furnishing of any such report.

Award Timing Method
Historically, annual equity grants to eligible employees were issued in the form of stock options. Beginning in September 2021, we commenced the grant of RSUs, in addition to stock options. All of the equity awards we granted during 2024, and all of the equity awards granted thus far in 2025, were granted in the form of RSUs. We do not anticipate issuing stock options for the foreseeable future, although the committee retains the right to do so in its discretion.
Our typical practice is to grant annual equity awards to all eligible employees, including our named executive officers, in February or March of each year. While equity awards are not granted on a pre-determined schedule, committee meeting dates are generally scheduled at least one year in advance. Promotion or new-hire awards are granted throughout the year on an as-needed basis.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
All equity awards approved by the committee are issued during “open windows” under our Insider Trading Compliance Policy, and otherwise at a time when we are not in possession of material non-public information (“MNPI”). The committee will initially approve a fixed dollar value of awards (as opposed to a fixed number of underlying shares), and the number of shares underlying the awards is determined based on the closing price of our common stock on the Nasdaq Stock Market on the grant date, which is the first trading day on or following the date of approval of the equity awards by the committee during which the Company is in an “open window.”
No off-cycle equity awards were granted to any of our named executive officers during 2024. We do not schedule the grant of our equity awards in anticipation of the release of MNPI, nor do we time the release of MNPI based on actual or anticipated equity grant dates. Furthermore, we do not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false